Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Categories of Financial Instruments
Categories of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2025	2024
Cash and cash equivalents 1 2	$79,034	$78,143
Accounts receivable and accrued revenues [1]	53,338	53,715
Derivative financial assets, current [3]	10	-
Derivative financial assets, non-current [3]	19	-
Total financial assets	$132,402	$131,858

Financial liabilities
Accounts payables and accrued expenses [1]	$22,761	$23,436
Derivative financial liabilities, current [3]	68	-
Current portion long term debt [1]	39,500	78,649
Long term debt [1]	389,244	330,775
Derivative financial liabilities, non-current [3]	131	-
Total financial liabilities	$451,704	$432,861
[1]	Amounts carried at amortized cost.
[2]	Cash and cash equivalents include $389 thousand in restricted cash in 2025 and $339 thousand in restricted cash in 2024, including employee withholding tax.
[3]	Fair value through profit or loss.

Derivative Financial Liability Interest Rate Swaps
Derivatives – interest rate swaps

		Notional amount		Fair value - Financial asset		Fair value - Financial liability
(Dollars in thousands)	Expires	2025	2024	2025	2024	2025	2024
Swap pays 3.2840%, receive floating	Dec. 8, 2028	$18,125	$-	$8	$-	$-	$-
Swap pays 3.2840%, receive floating	Dec. 8, 2028	18,125	-	8	-	-	-
Swap pays 3.3200%, receive floating	Dec. 8, 2028	8,125	-	0	-	-	-
Swap pays 3.2790%, receive floating	Dec. 8, 2028	23,125	-	13	-	-	-
Swap pays 3.3110%, receive floating	Oct. 30, 2028	28,580	-	-	-	7	-
Swap pays 3.3536%, receive floating	Dec. 8, 2028	33,125	-	-	-	61	-
Swap pays 3.3536%, receive floating	Dec. 8, 2028	33,125	-	-	-	61	-
Swap pays 3.3536%, receive floating	Dec. 8, 2028	38,250	-	-	-	70	-
Total carrying amount		$200,580	$-	$30	$-	$199	$-

Interest Bearing Debt
Interest-bearing debt

			Remaining	Carrying amount
(Dollars in thousands)	Interest	Maturity	notional	2025	2024
Credit Agricole Credit Facility	SOFR + 2.05%	2028	$30,000	$29,541	$31,834
Nordea Credit Facility	SOFR + CAS[1] + 1.90%	2027	59,699	59,029	91,735
DHT Jaguar - Nordea Credit Facility	SOFR + 1.75%	2031	28,580	28,246	-
DHT Nokota - Nordea Credit Facility	SOFR + 1.50%	2032	62,769	62,103	-
ING Credit Facility	SOFR + 1.90%	2029	213,750	211,812	218,311
ING Credit Facility	SOFR + 1.80%	2029	38,250	38,013	40,910
Danish Ship Finance Credit Facility	SOFR + 2.00%	2025[2]	-	-	26,635
Total carrying amount			$433,048	$428,744	$409,424

[1]	Credit Adjustment Spread (CAS) of 0.26%.
[2]	The Danish Ship Finance credit facility was repaid in June 2025 in connection with the refinancing of DHT Jaguar.

Reconciliation of Liabilities Arising from Financing Activities
The table below details changes in liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statement of cash flows as cash flows from financing activities.

			Non-cash changes

(Dollars in thousands)	As of January 1, 2025	Financing cash flows [1]	Amortization	Other changes [2]	As of December 31, 2025
Bank loans [3]	$409,424	$16,956	$2,452	$(89)	$428,744
Office leases [4]	4,160	(1,407)	-	2,877	5,630
Total [5]	$413,584	$15,549	$2,452	$2,787	$434,373

			Non-cash changes

(Dollars in thousands)	As of January 1, 2024	Financing cash flows [1]	Amortization	Other changes [2]	As of December 31, 2024
Bank loans [3]	$428,726	$(21,929)	$2,628	$-	$409,424
Office leases [4]	5,849	(1,390)	-	(298)	4,160
Total [5]	$434,574	$(23,320)	$2,628	$(298)	$413,584

[1]	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
[2]
Other changes related to bank loans for the years 2025 represent capitalized fees directly attributable to financing activities. Other changes related to office leases for the year 2025 represent lease modification and foreign exchange effects during the year related to IFRS 16. Other changes related to office leases for 2024 represent lease modification and foreign exchange effects during the year related to IFRS 16.

[3]
As of December 31, 2025, bank loans consist of current portion long-term debt of $39,500 thousand and long-term debt of $389,244 thousand. As of December 31, 2024, bank loans consist of current portion long-term debt of $78,649 thousand and long-term debt of $330,775 thousand.

[4]
As of December 31, 2025, office leases consist of $994 thousand of current liabilities and $4,636 thousand of non-current liabilities. As of December 31, 2024, office leases consist of $1,389 thousand of current liabilities and $2,771 thousand of non-current liabilities. The remaining balance of non-current liabilities consists of pensions, deferred tax liability, and restoration cost related to office rental.

[5]	The reconciliation does not include interest rate swaps which are described above.